Segment Information	6 Months Ended
Jun. 30, 2020
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Information

NOTE 10: SEGMENT INFORMATION

The Company reports financial information and evaluates its operations by charter revenues. The Company does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

The following table sets out operating revenue by geographic region for the Company’s reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019

Asia	$ 16,579	$ 21,314	$ 42,344	$ 43,731
Europe	11,756	12,364	26,252	21,779
United States	455	—	455	—
Total Revenue	$ 28,790	$ 33,678	$ 69,051	$ 65,510